Intangible asset (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2010
Statement [Line Items]
restricted Class A ordinary shares, Shares Issued		20,000
Common Stock, Par Value	$ 0.00005
November 13, 2023 [Member] | Ordinary Shares [Member]
Statement [Line Items]
restricted Class A ordinary shares, Shares Issued	18,007,046
Common Stock, Par Value	$ 0.00005